UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY  10021


Form 13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                 New York, NY                   3/12/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     202,916
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                             FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: METROPOLITAN CAPITAL ADVISORS, INC
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Abitibi-Consolidated Inc        COM         003924107    2,124       265,700  SH         SHARED-DEFINED        265,700
Advanced Medical Optics Inc.    COM         00763M108    5,791       294,700  SH         SHARED-DEFINED        294,700
AK Stl Hldg Corp                COM         001547108      406        79,700  SH         SHARED-DEFINED         79,700
Altria Group Inc                COM         02209S103    2,748        50,500  SH         SHARED-DEFINED         50,500
Bennett Environmental Inc       COM         081906109    2,779       134,600  SH         SHARED-DEFINED        134,600
Bogen Communications Intl In    COM         097189104    5,880     1,175,958  SH         SHARED-DEFINED      1,175,958
Bowater Inc                     COM         102183100    2,366        51,100  SH  CALL   SHARED-DEFINED         51,100
Bristol Myers Squibb Co         COM         110122108    2,591        90,600  SH  CALL   SHARED-DEFINED         90,600
ChevronTexaco Corp              COM         166764100    1,330        15,400  SH         SHARED-DEFINED         15,400
Coca Cola Enterprises Inc       COM         191219104    1,002        45,800  SH         SHARED-DEFINED         45,800
Comcast Corp                    CL. A       20030N101      258         7,861  SH         SHARED-DEFINED          7,861
Concord EFS Inc                 COM         206197105    1,287        86,700  SH  CALL   SHARED-DEFINED         86,700
Dade Behring Hldgs Inc          COM         23342J206    5,214       145,900  SH         SHARED-DEFINED        145,900
Dana Corp                       COM         235811106      338        18,400  SH  CALL   SHARED-DEFINED         18,400
Dana Corp.                      COM         235811106    1,272        69,300  SH  PUT    SHARED-DEFINED         69,300
Devon Energy Corp               COM         25179M103    1,926        33,644  SH         SHARED-DEFINED         33,644
Dobson Communications Corp      CL. A       256069105    2,645       402,600  SH         SHARED-DEFINED        402,600
Echostar Communications         CL. A       278762109    5,071       149,200  SH         SHARED-DEFINED        149,200
EnCana Corp                     COM         292505104    2,006        51,000  SH         SHARED-DEFINED         51,000
First Data Corp                 COM         319963104      900        21,900  SH  CALL   SHARED-DEFINED         21,900
Fleetboston Finl Corp           COM         339030108   13,387       306,700  SH  CALL   SHARED-DEFINED        306,700
FMC Technologies Inc            COM         30249U101      494        21,200  SH         SHARED-DEFINED         21,200
Foot Locker Inc                 COM         344849104    2,413       102,900  SH         SHARED-DEFINED        102,900
Fox Entmt Group Inc             CL. A       35138T107    1,306        44,800  SH         SHARED-DEFINED         44,800
Gillette Co                     COM         375766102      812        22,100  SH  CALL   SHARED-DEFINED         22,100
Global Santa Fe                 SHS         G3930E101      256        10,300  SH         SHARED-DEFINED         10,300
Goodrich Corp                   COM         382388106      923        31,080  SH         SHARED-DEFINED         31,080
Halliburton Co                  COM         406216101    1,726        66,400  SH         SHARED-DEFINED         66,400
Halliburton Co                  COM         406216101   15,501       596,200  SH  CALL   SHARED-DEFINED        596,200
Halliburton Co                  COM         406216101    2,545        97,900  SH  PUT    SHARED-DEFINED         97,900
PAGE TOTAL:                                             87,299

HCA Inc                         COM         404119109    5,933       138,100  SH         SHARED-DEFINED        138,100
Hilfiger Tommy Corp             COM         G8915Z102    7,806       527,050  SH         SHARED-DEFINED        527,050
Hilfiger Tommy Corp             COM         G8915Z102    1,650       111,400  SH  CALL   SHARED-DEFINED        111,400
Hollinger Intl Inc              COM         435569108      876        56,100  SH  CALL   SHARED-DEFINED         56,100
Home Depot Inc                  COM         437076102   10,085       284,160  SH         SHARED-DEFINED        284,160
HSBC Hldgs Plc                  ADR         404280406    1,285        16,298  SH         SHARED-DEFINED         16,298
Hudson Highland Group Inc       COM         443792106    6,911       291,600  SH         SHARED-DEFINED        291,600
IDEXX Labs Inc                  COM         45168D104    9,719       210,000  SH  PUT    SHARED-DEFINED        210,000
Imperial Pkg Corp               COM         453077109    1,077        44,400  SH         SHARED-DEFINED         44,400
Janus Cap Group Inc             COM         47102X105    1,843       112,300  SH         SHARED-DEFINED        112,300
Kraft Foods Inc                 CL. A       50075N104    1,804        56,000  SH         SHARED-DEFINED         56,000
Merck & Co Inc                  COM         589331107    4,204        91,000  SH  CALL   SHARED-DEFINED         91,000
Millennium Pharmaceuticals I    COM         599902103    2,256       120,944  SH         SHARED-DEFINED        120,944
NII Hldgs Inc                   CL. B NEW   62913F201      612         8,198  SH         SHARED-DEFINED          8,198
Nisource Inc                    COM         65473P105      825        37,600  SH         SHARED-DEFINED         37,600
Nordic American Tanker          COM         G65773106    2,577       171,200  SH         SHARED-DEFINED        171,200
Northrop Grumman Corp           COM         666807102    2,170        22,700  SH         SHARED-DEFINED         22,700
Pfizer Inc                      COM         717081103    7,232       204,700  SH  CALL   SHARED-DEFINED        204,700
PG&E Corp                       COM         69331C108    3,310       119,200  SH         SHARED-DEFINED        119,200
PG&E Corp                       COM         69331C108    3,121       112,400  SH  CALL   SHARED-DEFINED        112,400
Pride Intl Inc Del              COM         74153Q102      837        44,900  SH         SHARED-DEFINED         44,900
Retail Ventures Inc             COM         76128Y102    2,161       454,900  SH         SHARED-DEFINED        454,900
Sovereign Bancorp Inc           COM         845905108    1,330        56,000  SH         SHARED-DEFINED         56,000
Sovereign Bancorp Inc           COM         845905108    1,026        43,200  SH  CALL   SHARED-DEFINED         43,200
Tenet Healthcare Corp           COM         88033G100      127         7,900  SH         SHARED-DEFINED          7,900
Tenet Healthcare Corp           COM         88033G100    3,266       203,500  SH  CALL   SHARED-DEFINED        203,500
Tenet Healthcare Corp           COM         88033G100       88         5,500  SH  PUT    SHARED-DEFINED          5,500
Tyco Intl Ltd                   COM         902124106   19,740       744,900  SH  CALL   SHARED-DEFINED        744,900
U S G Corp                      COM         903293405    3,065       185,000  SH  CALL   SHARED-DEFINED        185,000
Unocal Corp                     COM         915289102    1,090        29,600  SH         SHARED-DEFINED         29,600
Viacom Inc                      CL. B       925524308    2,738        61,700  SH         SHARED-DEFINED         61,700
Vodafone Group PLC              COM         92857W100      583        23,300  SH         SHARED-DEFINED         23,300
Young Broadcasting Inc          CL. A       987434107    1,198        59,800  SH         SHARED-DEFINED         59,800
Zimmer Hldgs Inc                COM         98956P102    3,072        43,638  SH         SHARED-DEFINED         43,638
PAGE TOTAL:                                            115,617
GRAND TOTAL:                                           202,916


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